Federated Adjustable Rate U.S. Government Fund, Inc.

8TH SEMI-ANNUAL REPORT

AUGUST 31, 1998



ESTABLISHED 1991

PRESIDENT'S MESSAGE
[Graphic]

Dear Shareholder:

Federated Adjustable Rate U.S. Government Fund, Inc. was established in 1991, and I am pleased to present its eighth Semi-Annual Report. This report covers the first half of the fund's fiscal year which is the six-month period from March 1, 1998 through August 31, 1998. It begins with Kathy Foody-Malus, Vice President of Federated Advisers, discussing the economic influences on the bond market and the fund's performance, along with her strategies and outlook.

Following Kathy's discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings in U.S. government securities, and third is the publication of the fund's financial statements.

The fund's short-term holdings may offer shareholders a higher level of income than money market funds and help to protect against a significant loss of principal in periods of rising interest rates.+ The fund's income distributions totaled $0.24 per share during the reporting period. The fund's total return performance for the six-month and one-year periods ended August 31, 1998 were 2.23% and 4.54%, respectively, based on net asset value.* In addition, the fund's portfolio maintained an AAAf rating by Standard & Poor's Ratings Group, the highest quality rating available for a mutual fund.**

Thank you for your continued confidence in Federated Adjustable Rate

U.S. Government Fund, Inc. Consider the advantage of adding to your account and reinvesting your dividends. As always, we welcome your comments and questions.



Sincerely,

[Graphic]

Richard B. Fisher

President

October 15, 1998



 * Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return performance for the six-month and one-year periods ended August 31, 1998 were 1.26% and 3.55%, respectively, based on offering price. As of August 31, 1998, the fund's five-year and since inception (7/25/91) annualized total returns, based on offering price, were 4.58% and 4.74%, respectively.

 ** An AAAf rating means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings are subject to change and do not remove market risks.

 + Unlike money market funds, the share value of the fund will fluctuate in value.




INVESTMENT REVIEW


[Graphic]


Kathy Foody-Malus

Vice President

Federated Advisers


[Graphic]


WHAT ARE YOUR COMMENTS ON THE BOND MARKET OVER THE FIRST HALF OF THE

FUND'S FISCAL YEAR, WHICH SAW MINIMAL INFLATION, EXTREME STOCK MARKET

VOLATILITY AND OVERSEAS ECONOMIC DISTRESS?



During the first five months of the semi-annual reporting period, the

U.S. Treasury market traded in a narrowly defined trading range of 25 basis points. However, this trend reversed during the month of August 1998 when the stock market started to crack due to disappointing earnings expectations. Other factors driving the U.S. Treasury market included the financial crises in Southeast Asia, Russia, Latin America and the potential that these crises would spread to other countries. The U.S. Treasury market was the main beneficiary as the "flight to quality" sent bond prices soaring and yields plummeting to levels not seen in 30 years. The 30-year

Treasury yield as of August 31, 1998 was 5.26%.


[Graphic]


IN THIS LOW RATE ENVIRONMENT, THE ADJUSTABLE RATE MORTGAGE SECURITIES

MARKET HAS EXPERIENCED A RECORD LEVEL OF REFINANCINGS. HOW HAVE YOU

STRUCTURED THE FUND'S PORTFOLIO TO HELP REDUCE EXPOSURE TO PREPAYMENT

RISK?



Prepayment risk continues to be the dominant issue in the adjustable rate mortgage securities market. The U.S. Treasury market rally accompanied by all-time lows in fixed rate mortgages, has served to further highlight this concern. The strategy during this environment has been to maintain the minimum allocation (65% of the fund's portfolio as defined in the prospectus) to the adjustable rate mortgage securities sector. Allocation of the other 35% of the fund's portfolio will be to securities that offer prepayment protection. This portion of the portfolio during the reporting period favored a mortgage origination barbell. The combination of securities over ten years old and newly originated mortgage-backed securities produced an improved portfolio prepayment profile. The older securities consisted of fixed-rate premium mortgage-backed securities that are no longer subject to heavy prepayment activity. Newly originated securities purchased were 15-year with 6.00%-7.00% coupons. This overall portfolio structure of seasoned adjustable rate mortgage securities and a blend of different origination fixed-rate mortgage-backed securities is intended to reduce prepayment exposure. Given these uncertain times in the market, this overall portfolio composition may benefit shareholders over the long run.


[Graphic]


HOW DID FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC. PERFORM FOR

SHAREHOLDERS IN TERMS OF TOTAL RETURN AND INCOME DURING THE SIX-MONTH

REPORTING PERIOD ENDED AUGUST 31, 1998?


The fund paid a consistent monthly dividend stream of $0.04 per share,

totaling $0.24 per share, over the six-month period from March 1, 1998 through August 31, 1998. For the same period, the fund's total return,

based on net asset value, was 2.23%.* This compares to a total return of

3.18% for the Merrill Lynch 1-Year Treasury Note Index, 3.70% for the

Merrill Lynch 2-Year Treasury Note Index, and 2.29% for the Lipper ARMs

Funds Average.**


[Graphic]


HOW WAS THE FUND'S PORTFOLIO ALLOCATED AMONG DIFFERENT TYPES OF

MORTGAGE-BACKED SECURITIES AT THE END OF THE REPORTING PERIOD?

As of August 31, 1998, the portfolio composition was:

                                 MATURITIES            PERCENTAGE OF
                                   NET ASSETS
Federal Home Loan
  Mortgage Corporation     11/01/2016 to 04/01/2029        41.41%
Government National
  Mortgage Association     03/15/2010 to 04/20/2026        31.26%
Federal National
  Mortgage Association     12/01/2010 to 06/01/2029        21.63%

 * Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return for the period, based on offering price, was 1.26%.

 **  The Merrill Lynch 1-Year and 2-Year Treasury Note Indexes are comprised of the most recently issued 1-year and 2-year Treasury notes, respectively.

Index returns are calculated as total returns for periods of 1, 3, 6, and

12 months as well as year-to-date. These indexes are unmanaged, and actual investments cannot be made in an index. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated.

These figures do not reflect sales charges.


[Graphic]


WITH THE RECENT "EASING," OR INTEREST RATE CUTS BY THE FEDERAL RESERVE

BOARD, WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FUND'S FISCAL

YEAR, AND HOW MAY IT IMPACT YOUR STRATEGY?



With the recent easing by the Federal Reserve Board in the Federal Funds

Target Rate, the portfolio will continue to maintain the minimum allowable exposure to the adjustable rate securities sector. The reason for this has to do with the shape of the yield curve. The yield curve, as measured by the yield differential between the 1-year and 10-year maturity U.S. Treasury, is very flat. This type of yield curve enhances the ability for homeowners to refinance their adjustable rate mortgages into fixed-rate mortgages at highly attractive levels. Therefore, the goal is to reduce the prepayment risk by utilizing other securities in the overall portfolio structure. Investors should be aware that over the next several months, the adjustable rate securities market will be difficult. However, we believe that investors will be rewarded for

"staying the course."




TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.

INITIAL INVESTMENT:

IF YOU MADE AN INITIAL INVESTMENT OF $8,000 IN FEDERATED ADJUSTABLE RATE

U.S. GOVERNMENT FUND, INC. ON 7/25/91, REINVESTED DIVIDENDS AND CAPITAL

GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH

$11,107 ON 8/31/98. YOU WOULD HAVE EARNED A 4.73% AVERAGE ANNUAL TOTAL

RETURN FOR THE INVESTMENT LIFE SPAN.



One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit

of compounding.



As of 9/30/98, the fund's average annual 1-year, 5-year, and since inception (7/25/91) total returns were 3.40%, 4.61%, and 4.75%, respectively.*

[Graphic]

 * Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00%

contingent deferred sales charge.



     Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.




FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH

YEAR FOR SEVEN YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW

TO $9,535.



With this approach, the key is consistency.



If you had started investing $1,000 annually in Federated Adjustable Rate

U.S. Government Fund, Inc. on 7/25/91, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $8,000, but your account would have reached a total value of $9,535*

by 8/31/98. You would have earned an average annual total return of

4.84%.



A practical investment plan helps you pursue long-term performance from

U.S. government securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.



[Graphic]

 * This chart assumes that the subsequent annual investments are made on the last day of the anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.



   Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.




FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                         VALUE
U.S. GOVERNMENT OBLIGATIONS--99.7%
$48,730,804   Federal Home Loan Mortgage Corp. ARM--32.6%
              7.500% - 7.645%, 4/1/2018 - 4/1/2029                          $ 50,362,211
  2,849,986   Federal Home Loan Mortgage Corp. REMIC.--1.9%
              Series 1544-E, 6.25%, 6/15/2008                                  2,864,065
  9,931,752   Federal Home Loan Mortgage Corp.--6.6%
              7.000% - 9.000%, 5/1/2013 - 11/1/2016                           10,213,991
 21,623,640   Federal National Mortgage Association ARM--14.3%
              6.131% - 7.450%, 4/1/2023 - 5/1/2036                            22,025,707
              Federal National Mortgage Association REMIC--9.0%
  3,712,000   Series 93-206E, 5.650%, 5/25/2017                                3,718,756
 10,000,000   Series 98-36PA, 6.250%, 7/18/2013                               10,155,858
                Total                                                         13,874,614
 10,558,639   Federal National Mortgage Association--7.2%
              6.500% - 12.250%, 12/1/2010 - 7/1/2016                          11,154,214
 28,561,391   Government National Mortgage Association ARM--18.9%
              6.875% - 7.000%, 3/20/2017 - 7/20/2024                          29,150,018
  2,590,000   Government National Mortgage Association--1.7%
              5.000%, 8/20/2028                                                2,582,722
 10,114,002   Government National Mortgage Association--7.5%
              11.000% - 12.000%, 3/15/2010 - 5/15/2020                        11,580,737
                TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST
                $153,061,406)                                                153,808,279
(A)REPURCHASE AGREEMENTS--0.6%
    925,000   BT Securities Corp., 5.800%, dated 8/31/1998, due 9/1/1998
              (AT AMORTIZED COST)                                                925,000
                TOTAL INVESTMENTS (IDENTIFIED COST $153,986,406)(B)         $154,733,279

 (a) The repurchase agreement is fully collateralized by U.S. government and/

or agency obligations based on market prices at the date of the portfolio.

The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (b) The cost of investments for federal tax purposes amounts to $153,986,406.

The net unrealized appreciation of investments on a federal tax basis amounts to $746,873 which is comprised of $1,016,205 appreciation and

$269,332 depreciation at August 31, 1998.



Note: The categories of investments are shown as a percentage of net assets

($154,221,199) at August 31, 1998.



The following acronyms are used throughout this portfolio:

ARM  --Adjustable Rate Mortgage
REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)


FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998 (UNAUDITED)

ASSETS:
Total investments in securities, at value (identified and
tax cost $153,986,406)                                                          $154,733,279
Cash                                                                                  22,162
Income receivable                                                                  2,508,558
  Total assets                                                                   157,263,999
LIABILITIES:
Payable for investments purchased                               $2,591,394
Payable for shares redeemed                                        158,025
Income distribution payable                                        203,991
Accrued expenses                                                    89,390
  Total liabilities                                                                3,042,800
NET ASSETS for 16,250,807 shares outstanding                                    $154,221,199
NET ASSETS CONSIST OF:
Paid in capital                                                                 $196,032,442
Net unrealized appreciation of investments                                           746,873
Accumulated net realized loss on investments                                     (42,695,132)
Undistributed net investment income                                                  137,016
  Total Net Assets                                                              $154,221,199
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share ($154,221,199 / 16,250,807 shares
outstanding)                                                                           $9.49
Redemption Proceeds Per Share (99.00/100 of $9.49)*                                    $9.40


 * See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)




FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                            $5,200,034
EXPENSES:
Investment advisory fee                                                $  521,672
Administrative personnel and services fee                                  65,557
Custodian fees                                                              6,303
Transfer and dividend disbursing agent fees and expenses                   55,048
Directors'/Trustees' fees                                                   5,576
Auditing fees                                                               9,196
Legal fees                                                                  2,210
Portfolio accounting fees                                                  25,339
Distribution services fee                                                 217,363
Shareholder services fee                                                  217,363
Share registration costs                                                    9,138
Printing and postage                                                       17,416
Insurance premiums                                                          1,778
Taxes                                                                       4,836
Miscellaneous                                                              12,203
  Total expenses                                                        1,170,998
Waivers--
  Waiver of investment advisory fee                        $ (62,966)
  Waiver of distribution services fee                       (208,669)
  Waiver of shareholder services fee                          (8,695)
    Total waivers                                                        (280,330)
      Net expenses                                                                     890,668
        Net investment income                                                        4,309,366
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                        77,402
Net change in unrealized depreciation of investments                                  (505,663)
  Net realized and unrealized loss on investments                                     (428,261)
    Change in net assets resulting from operations                                  $3,881,105

(See Notes which are an integral part of the Financial Statements)


FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS


                                                                 SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)    YEAR ENDED
                                                                  AUGUST 31,    FEBRUARY 28,
                                                                     1998          1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                           $  4,309,366    $ 11,085,296
Net realized gain (loss) on investments ($77,402 and
$732,553, respectively, as computed for federal tax
purposes)                                                             77,402         732,553
Net change in unrealized appreciation/(depreciation)                (505,663)     (1,619,779)
  Change in net assets resulting from operations                   3,881,105      10,198,070
NET EQUALIZATION CREDITS (DEBITS)--                                      --          (47,779)
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                          (4,301,741)    (11,003,484)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                       1,201,688       5,903,553
Net asset value of shares issued to shareholders in payment
of distributions declared                                          2,742,548       6,981,358
Cost of shares redeemed                                          (32,906,330)    (52,875,114)
  Change in net assets resulting from share transactions         (28,962,094)    (39,990,203)
    Change in net assets                                         (29,382,730)    (40,843,396)
NET ASSETS:
Beginning of period                                              183,603,929     224,447,325
End of period (including undistributed net investment income
of $137,016 and $129,391, respectively)                         $154,221,199    $183,603,929

(See Notes which are an integral part of the Financial Statements)


FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED
                                   (UNAUDITED)
                                                          AUGUST 31,              YEAR ENDED FEBRUARY 28 OR 29,
                                                            1998          1998     1997     1996       1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.52          $ 9.56    $ 9.55   $ 9.46    $ 9.79     $ 9.90
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.24            0.53      0.52      0.54     0.47       0.43
Net realized and unrealized gain (loss) on investments     (0.03)          (0.04)     0.03      0.08    (0.32)     (0.11)
Total from investment operations                            0.21            0.49      0.55      0.62     0.15       0.32
LESS DISTRIBUTIONS
Distributions from net investment income                   (0.24)          (0.53)    (0.52)    (0.53)   (0.47)     (0.43)
Distributions in excess of net investment income(a)           --              --     (0.02)      --     (0.01)       --
 Total distributions                                       (0.24)          (0.53)    (0.54)    (0.53)   (0.48)     (0.43)
NET ASSET VALUE, END OF PERIOD                            $ 9.49          $ 9.52    $ 9.56    $ 9.55   $ 9.46     $ 9.79
TOTAL RETURN(B)                                             2.23%           5.25%     5.90%     6.77%    1.58%      3.27%
RATIOS TO AVERAGE NET ASSETS
Expenses                                                    1.02%*          1.10%     1.02%     1.02%    1.02%      1.02%
Net investment income                                       4.96%*          5.53%     5.42%     5.67%    4.76%      4.38%
Expense waiver/reimbursement(c)                             0.32%*          0.28%     0.42%     0.34%    0.30%      0.24%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                 $154,221        $183,604  $224,447  $304,191  $419,095  $798,213
Portfolio turnover                                            25%             67%      108%      144%      170%       40%

 * Computed on an annualized basis.

 (a) Distribution in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.



 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)


FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998 (UNAUDITED)

1. ORGANIZATION

Federated Adjustable Rate U.S. Government Fund Inc. (the "Fund") is

registered under the Investment Company Act of 1940, as amended (the

"Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to provide current income with volatility of principal which is lower than investment companies investing primarily in fixed-rate mortgage securities.



2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS--U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.



REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the

Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of

Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the

"Code"). Distributions to shareholders are recorded on the ex-dividend date.



FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the

Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At February 28, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $42,772,534, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the

Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
     2001            $5,250,045
     2002            12,916,149
     2003            21,867,393
     2004             2,738,947


EQUALIZATION--Effective March 1, 1998, the Fund discontinued its use of equalization. Equalization is an accounting practice whereby a portion of the proceeds of sales and costs of redemptions of Fund shares is credited or charged to undistributed net investment income on a per share basis, as determined on the date of transaction. This change in accounting policy does not effect the Fund's net assets, net asset value per share, or net investment income. The financial statements included herein reflect the following reclass entry to close out accumulated equalization credits as of August 31, 1998.

    INCREASE (DECREASE)
              UNDISTRIBUTED
  PAID IN     NET INVESTMENT
  CAPITAL         INCOME
$(50,259)        $50,259

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-

issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



DOLLAR ROLL TRANSACTION--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the period ended August 31, 1998,

the Fund did not engage in dollar roll transactions.



USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets,

liabilities, expenses and revenues reported in the financial statements.

Actual results could differ from those estimated.

OTHER--Investment transactions are accounted for on the trade date.



3. CAPITAL STOCK



At August 31, 1998, there were 5,000,000,000 shares of $0.001 par value capital stock authorized. Transactions in capital stock were as follows:



                                       SIX
                                     MONTHS
                                ENDED YEAR ENDED
                                                            AUGUST 31,   FEBRUARY 28,
                                                               1998          1998
Shares sold                                                    126,125      617,746
Shares issued to shareholders in payment of distributions
declared                                                       288,369      731,042
Shares redeemed                                             (3,453,961)  (5,527,238)
Net change resulting from share transactions                (3,039,467)  (4,178,450)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser

(the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the

Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the

"Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the

Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate

FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this waiver at any time at its sole discretion.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to

0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to

FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



GENERAL--Certain of the Officers and Directors of the Fund are Officers

and Directors or Trustees of the above companies.



5. YEAR 2000



Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are

taking measures that they believe are reasonably designed to address the

Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



6. INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1998, were as follows:



PURCHASES         $42,316,972
SALES             $58,569,290



DIRECTORS
John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

William J. Copeland

James E. Dowd, Esq.

Lawrence D. Ellis, M.D.

Richard B. Fisher

Edward L. Flaherty, Jr., Esq.

Peter E. Madden

John E. Murray, Jr., J.D., S.J.D.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Nicholas J. Seitanakis
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the

Federal Deposit Insurance Corporation, the Federal Reserve Board, or any

other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses,

and other information.

[Graphic]

Federated Securities Corp., Distributor

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

www.federatedinvestors.com

Cusip 314072109
2091401 (10/98)




            FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT BOND FUND, INC.


                                    APPENDIX

A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 7/25/91 to 8/31/98. The "y" axis is measured in increments of $3,000 ranging from $0 to $15,000 and indicates that the ending value of a hypothetical initial investment of $8,000 in the fund, assuming the reinvestment of capital gains and dividends, would have grown to $11,107 on 8/31/98.





            FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT BOND FUND, INC.

                                    APPENDIX

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 7/25/91 to 8/31/98. The "y" axis is measured in increments of $2,000 ranging from $0 to $12,000 and indicates that the ending value of a hypothetical $1,000 initial investment and subsequent yearly investments of $1,000 in the fund, assuming the reinvestment of capital gains and dividends, would have grown to $9,535 on 8/31/98.